PHOENIX INVESTMENT PARTNERS

                          SEMIANNUAL REPORT

                                          JANUARY 31, 2001


   ABERDEEN


                                       >  Phoenix-Aberdeen
                                          Global Small
                                          Cap Fund

                                       >  Phoenix-Aberdeen
                                          New Asia Fund








[LOGO] PHOENIX
       INVESTMENT PARTNERS

       COMMITED TO INVESTOR SUCCESS-SM-

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for Phoenix-Aberdeen Global Small Cap Fund and Phoenix-Aberdeen New Asia Fund for the six months ended January 31, 2001.

  If you have any questions, please call your financial advisor or contact Mutual Fund Services at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday. You may also review your account, check your balance, purchase or exchange shares, as well as order literature and forms online at www.phoenixinvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-ABERDEEN GLOBAL SMALL CAP FUND

                        INVESTMENTS AT JANUARY 31, 2001
                                  (UNAUDITED)

                                                SHARES       VALUE
                                              ----------  -----------
COMMON STOCKS--37.9%

UNITED STATES--37.9%
Advanced Lighting Technologies, Inc.
(Electrical Equipment)(b)...............          22,000  $   172,562

Akamai Technologies, Inc. (Computers
(Software & Services))(b)...............           1,500       43,594

Allegheny Energy, Inc. (Electric
Companies)..............................           4,000      182,520
Alliant Techsystems, Inc.
(Aerospace/Defense)(b)..................           2,560      177,408
Artesyn Technologies, Inc. (Electrical
Equipment)(b)...........................           7,100      177,500

At Home Corp. Series A (Computers
(Software & Services))(b)...............          16,800      109,200

Barr Laboratories, Inc. (Health Care
(Generic and Other))(b).................           1,000       73,150

Barrett Resources Corp. (Oil & Gas
(Exploration & Production))(b)..........             350       15,925

Boston Communications Group, Inc.
(Telecommunications
(Cellular/Wireless))(b).................          10,000      176,250

CBRL Group, Inc. (Restaurants)..........           9,700      195,819
Cabot Corp. (Chemicals).................           3,400      109,650
CacheFlow, Inc. (Computers
(Peripherals))..........................          12,000      216,000

Cal Dive International, Inc. (Oil & Gas
(Drilling & Equipment))(b)..............           5,490      132,789

Calpine Corp. (Power Producers
(Independent))(b).......................           7,000      279,370
Cell Genesys, Inc. (Biotechnology)(b)...           6,500      130,812

Charles River Laboratories
International, Inc. (Foods)(b)..........          14,000      394,800

Commerce Group, Inc. (The) (Insurance
(Property-Casualty))....................           5,000      130,500

Computer Learning Centers, Inc.
(Services (Commercial & Consumer))(b)...             286            0

                                                SHARES       VALUE
                                              ----------  -----------
UNITED STATES--CONTINUED

Crown Castle International Corp.
(Services (Commercial & Consumer))(b)...           8,800  $   245,850

Cullen/Frost Bankers, Inc. (Banks
(Regional)).............................          11,000      425,700

Dallas Semiconductor Corp. (Electronics
(Semiconductors)).......................           2,200       81,796

DENTSPLY International, Inc. (Health
Care (Medical Products & Supplies)).....           6,700      231,569

Dynegy, Inc. Class A (Natural Gas)......           1,500       73,050
El Paso Electric Co. (Electric
Companies)(b)...........................           7,450       87,984

Employee Solutions, Inc. (Services
(Commercial & Consumer))................             130            1

Enhance Financial Services Group, Inc.
(Insurance (Property-Casualty)).........           2,000       26,380

Flowers Industries, Inc. (Foods)........           4,000       66,600
Georgia Gulf Corp. (Chemicals)..........           8,100      137,619

Global Marine, Inc. (Oil & Gas (Drilling
& Equipment))(b)........................           5,000      143,750

Health Care REIT, Inc. (REITS)..........           7,000      129,500
Health Net, Inc. (Health Care (Managed
Care))(b)...............................          12,400      271,064

Hispanic Broadcasting Corp.
(Broadcasting (Television, Radio &
Cable))(b)..............................           5,300      146,174

Horace Mann Educators Corp. (Insurance
(Property-Casualty))....................           7,000      116,410

Horton (D.R.), Inc. (Homebuilding)......           7,200      169,416

Houston Exploration Co. (The) (Oil & Gas
(Exploration & Production))(b)..........             950       32,794

Inrange Technologies Corp. Class B
(Computers (Hardware))(b)...............           5,600      121,100

JNI Corp. (Computers (Hardware))(b).....           9,800      201,512

2                      See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                                                SHARES       VALUE
                                              ----------  -----------
UNITED STATES--CONTINUED
Kulicke and Soffa Industries, Inc.
(Equipment (Semiconductors))(b).........           4,100  $    68,419

L-3 Communications Holdings, Inc.
(Communications Equipment)(b)...........           5,700      457,197

Littelfuse, Inc. (Electrical
Equipment)(b)...........................           9,800      284,813
Manor Care, Inc. (Health Care (Long Term
Care))(b)...............................           4,200       80,850

Maxim Integrated Products, Inc.
(Electronics (Semiconductors))(b).......           1,100       67,169

Metris Cos., Inc. (Consumer Finance)....           2,400       63,360

Mid Atlantic Medical Services, Inc.
(Health Care (Managed Care))(b).........           3,900       63,765

Net.B@nk, Inc. (Savings & Loan
Companies)(b)...........................          10,200      107,100
Omnicare, Inc. (Health Care (Specialized
Services))..............................          14,400      294,480

Parker Drilling Co. (Oil & Gas (Drilling
& Equipment))(b)........................          12,000       69,240

Patterson Dental Co. (Distributors (Food
& Health))(b)...........................           6,000      181,500

Protein Design Labs, Inc.
(Biotechnology)(b)......................           2,000      147,875

Public Service Company of New Mexico
(Electric Companies)....................           7,000      172,900

Quantum Corp. - DLT & Storage Systems
(Computers (Peripherals))(b)............          12,400      176,700

Radian Group, Inc. (Insurance
(Property-Casualty))....................           6,000      372,840
Remington Oil & Gas Corp. (Oil & Gas
(Exploration & Production)).............          10,600      132,500
SBA Communications Corp. (Engineering &
Construction)(b)........................           3,000      135,938

Shaw Group, Inc. (The) (Metal
Fabricators)(b).........................           3,740      169,422
Solutia, Inc. (Chemicals)...............          10,900      136,904
Spectrasite Holdings, Inc.
(Communications Equipment)(b)...........           6,000       99,000

Spinnaker Exploration Co. (Oil & Gas
(Exploration & Production))(b)..........           5,300      211,470

                                                SHARES       VALUE
                                              ----------  -----------
UNITED STATES--CONTINUED

Suiza Foods Corp. (Foods)(b)............           4,000  $   183,840

Swift Energy Co. (Oil & Gas (Exploration
& Production))(b).......................           4,000      137,640

Tech Data Corp. (Retail (Computers &
Electronics))(b)........................           1,400       50,488

Terayon Communication Systems, Inc.
(Communications Equipment)(b)...........          28,300      183,950

Terex Corp. (Machinery
(Diversified))(b).......................          18,600      337,404

Texas Industries, Inc. (Construction
(Cement & Aggregates))..................           2,600       72,540

Titan Corp. (The) (Computers (Software &
Services))(b)...........................          11,100      227,994

Tollgrade Communications, Inc.
(Electronics (Instrumentation))(b)......           3,600      133,650

Transocean Sedco Forex, Inc. (Oil & Gas
(Drilling & Equipment)).................           2,400      109,080

Trigon Healthcare, Inc. (Health Care
(Managed Care))(b)......................           3,200      183,328

Tut Systems, Inc. (Communications
Equipment)(b)...........................          26,400      207,900

Uniroyal Technology Corp. (Manufacturing
(Diversified))(b).......................          10,780       88,935

Valassis Communications, Inc. (Specialty
Printing)(b)............................          15,000      504,750
Virata Corp. (Electronics
(Semiconductors))(b)....................           8,200      134,788
---------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $9,827,689)                               11,475,847
---------------------------------------------------------------------

FOREIGN COMMON STOCKS--50.3%

AUSTRALIA--1.8%
BRL Hardy Ltd. (Beverages
(Alcoholic))............................          75,000      342,663
Pacifica Group Ltd. (Auto Parts &
Equipment)..............................         125,000      212,792
                                                          -----------
                                                              555,455
                                                          -----------

AUSTRIA--1.0%
Plaut AG (Services (Commercial &
Consumer))(b)...........................          16,520      235,045

                       See Notes to Financial Statements                       3

Phoenix-Aberdeen Global Small Cap Fund

                                                SHARES       VALUE
                                              ----------  -----------
AUSTRIA--CONTINUED
VA Technologie AG (Engineering &
Construction)...........................           2,800  $    75,432
                                                          -----------
                                                              310,477
                                                          -----------
BELGIUM--0.2%
Keyware Technologies (Computers
(Software & Services))(b)...............          12,000       53,400

BERMUDA--0.9%
Annuity and Life Re (Holdings) Ltd.
(Insurance (Life/Health))...............          10,000      278,750

CANADA--0.5%
Precision Drilling Corp. (Oil & Gas
(Drilling & Equipment))(b)..............           3,900      146,406

FINLAND--1.1%
Finnlines Oyj (Shipping)................           7,000      149,719
Teleste Corp. Oyj (Electrical
Equipment)..............................           9,500      181,192
                                                          -----------
                                                              330,911
                                                          -----------

FRANCE--4.1%
Fimatex (Investment
Banking/Brokerage)(b)...................          15,000      123,727
Nicox SA (Health Care (Long Term
Care))(b)...............................           7,415      595,765
Picogiga (Chemicals (Specialty))........          14,500      424,745
Sidel SA (Machinery (Diversified))......           3,000      107,128
                                                          -----------
                                                            1,251,365
                                                          -----------

GERMANY--2.6%
Bewag Aktiengesellschaft AG Class A
(Electric Companies)....................          11,040      123,197
Lambda Physik AG (Electronics (Component
Distributors))(b).......................           1,875      145,592

Techem AG (Services (Commercial &
Consumer))(b)...........................          17,045      523,072
                                                          -----------
                                                              791,861
                                                          -----------

HONG KONG--2.4%
Giordano International Ltd. (Retail
(Specialty-Apparel))....................       1,278,000      729,198

INDIA--0.4%
ICICI Ltd. ADR (Financial
(Diversified))..........................          10,000      120,800

INDONESIA--0.2%
PT Tigaraksa Satria TBK (Distributors
(Food & Health))........................         181,000       57,460

                                                SHARES       VALUE
                                              ----------  -----------

ITALY--1.6%
Banca Popolare di Bergamo-Credito
Varesino SCRL (Banks (Major
Regional))..............................          10,130  $   202,534

Ferretti SPA (Manufacturing
(Diversified))(b).......................          71,000      284,568
                                                          -----------
                                                              487,102
                                                          -----------

JAPAN--4.6%
Drake Beam Morin-Japan, Inc. (Services
(Commercial & Consumer))................           8,000      282,753

F.C.C. Co. Ltd. (Auto Parts &
Equipment)..............................          43,000      384,572

Kawasumi Laboratories, Inc. (Health Care
(Medical Products & Supplies))..........          49,000      429,806

Shinmei Electric Co., Ltd. (Electrical
Equipment)..............................          27,000      285,591
                                                          -----------
                                                            1,382,722
                                                          -----------

MEXICO--2.3%
Corporacion Interamericana de
Entretenimiento SA de CV Class B
(Entertainment)(b)......................          30,000      117,744

Grupo Elektra, SA de CV GDR (Retail
(Discounters))(b).......................          19,600      204,820

Grupo Iusacell SA de CV ADR
(Telecommunications
(Cellular/Wireless))(b).................          12,000      144,120

TV Azteca SA de CV ADR (Broadcasting
(Television, Radio & Cable))............          22,000      232,100
                                                          -----------
                                                              698,784
                                                          -----------

NETHERLANDS--1.7%
BE Semiconductor Industries NV
(Equipment (Semiconductors))(b).........          14,600      166,997

Jomed NV (Health Care (Medical Products
& Supplies))(b).........................           6,000      330,284
                                                          -----------
                                                              497,281
                                                          -----------

POLAND--0.8%
Telekomunikacja Polska SA GDR
(Telecommunications (Long Distance))....          39,000      249,600

PORTUGAL--0.6%
BPI-SGPS S.A. - Registered Shares
(Investment Banking/Brokerage)..........          50,010      181,373

4                      See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                                                SHARES       VALUE
                                              ----------  -----------
SINGAPORE--1.6%
Industrial & Commercial Bank Ltd. (Banks
(Major Regional)).......................          78,000  $   162,827

Robinson & Co., Ltd. (Retail (Department
Stores))................................         126,000      307,830
                                                          -----------
                                                              470,657
                                                          -----------

SOUTH AFRICA--0.4%
MIH Ltd. (Broadcasting (Television,
Radio & Cable))(b)......................           7,300      126,838

SPAIN--3.3%
Catalana Occidente SA (Insurance
(Property-Casualty))....................          10,510      183,254
NH Hoteles SA (Lodging-Hotels)..........          30,485      384,128
Red Electrica de Espana (Electric
Companies)..............................          41,700      423,069
                                                          -----------
                                                              990,451
                                                          -----------

SRI LANKA--0.2%
John Keells Holdings Ltd. (Beverages
(Alcoholic))............................         180,000       69,385

SWEDEN--4.9%
Artimplant AB Class B (Health Care
(Medical Products & Supplies))(b).......          32,000      302,171
Biogaia Biologics AB Class B
(Biotechnology)(b)......................         120,000      419,262
Invik & Co. AB Class B (Financial
(Diversified))..........................           2,800      248,242
Ortivus AB Class B (Health Care (Medical
Products & Supplies))(b)................          47,300      158,311

Saab AB Class B (Aerospace/Defense).....          44,600      360,317
                                                          -----------
                                                            1,488,303
                                                          -----------
TAIWAN--0.2%
Standard Foods Taiwan Ltd. GDR
(Foods)(b)..............................          27,981       60,859

UNITED KINGDOM--12.9%
Access Plus PLC (Services (Commercial &
Consumer))..............................          85,000      502,981

Charles Stanley Group PLC (Investment
Banking/ Brokerage).....................          98,633      774,601

DCS Group PLC (Computers (Software &
Services))..............................          25,000       35,979

Gresham Computing PLC (Electronics
(Component Distributors))(b)............         371,500      143,841

                                                SHARES       VALUE
                                              ----------  -----------
UNITED KINGDOM--CONTINUED

IRE.Tex Group PLC (Containers (Metal &
Glass))(b)..............................         260,000  $   106,367

London Pacific Group Ltd. ADR (Insurance
(Life/ Health)).........................          12,700      148,971

Rolfe & Nolan PLC (Computers (Software &
Services))..............................         100,000      496,771

Singer & Friedlander Group PLC
(Financial (Diversified))...............         140,000      613,658

Teather & Greenwood Holdings PLC
(Financial (Diversified))...............         180,000      668,011

Wilmington Group PLC (Publishing).......         108,000      422,109
                                                          -----------
                                                            3,913,289
                                                          -----------
---------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $15,761,964)                              15,242,727
---------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--4.2%
AMEX Financial Select Sector Depository
Receipts................................          10,000      293,600
Diamonds Trust, Series I................           4,200      456,414
iShares Russell 200 Value Index Fund....           4,400      523,468
---------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $1,181,331)                                1,273,482
---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--92.4%
(IDENTIFIED COST $26,770,984)                              27,992,056
---------------------------------------------------------------------

                                      STANDARD    PAR
                                      & POOR'S   VALUE
                                       RATING    (000)
                                      ---------  ------
SHORT-TERM OBLIGATIONS--11.8%

COMMERCIAL PAPER--11.8%
Alcoa, Inc. 5.70%, 2/1/01...........    A-1+      $700       700,000
BellSouth Corp. 5.88%, 2/1/01.......    A-1+       825       825,000

General Electric Capital Corp.
5.95%, 2/1/01.......................    A-1+       645       645,000

Honeywell International, Inc. 5.63%,
2/1/01..............................    A-1+       710       710,000

                       See Notes to Financial Statements                       5

Phoenix-Aberdeen Global Small Cap Fund

                                      STANDARD    PAR
                                      & POOR'S   VALUE
                                       RATING    (000)      VALUE
                                      ---------  ------  -----------
COMMERCIAL PAPER--CONTINUED
Enterprise Funding Corp. 5.95%,
2/2/01..............................    A-1+      $669   $   668,889
--------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,548,889)                               3,548,889
--------------------------------------------------------------------

TOTAL INVESTMENTS--104.2%
(IDENTIFIED COST $30,319,873)                              31,540,945(a)
Other assets and liabilities, net--(4.2%)                  (1,262,768)
                                                          -----------
NET ASSETS--100.0%                                        $30,278,177
                                                          ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,527,005 and gross depreciation of $4,381,144 for federal income tax purposes. At January 31, 2001, the aggregate cost of securities for federal income tax purposes was $30,395,084.
(b)  Non-income producing.

6                      See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense..................................    2.0%
Auto Parts & Equipment.............................    2.2
Banks (Major Regional).............................    1.4
Banks (Regional)...................................    1.6
Beverages (Alcoholic)..............................    1.5
Biotechnology......................................    2.6
Broadcasting (Television, Radio & Cable)...........    1.9
Chemicals..........................................    1.4
Chemicals (Specialty)..............................    1.6
Communications Equipment...........................    3.6
Computers (Hardware)...............................    1.2
Computers (Peripherals)............................    1.5
Computers (Software & Services)....................    3.6
Construction (Cement & Aggregates).................    0.3
Consumer Finance...................................    0.2
Containers (Metal & Glass).........................    0.4
Distributors (Food & Health).......................    0.9
Electric Companies.................................    3.7
Electrical Equipment...............................    4.1
Electronics (Component Distributors)...............    1.1
Electronics (Instrumentation)......................    0.5
Electronics (Semiconductors).......................    1.1
Engineering & Construction.........................    0.8
Entertainment......................................    0.4
Equipment (Semiconductors).........................    0.9
Financial (Diversified)............................    6.2
Foods..............................................    2.6
Health Care (Generic And Other)....................    0.3
Health Care (Long Term Care).......................    2.5
Health Care (Managed Care).........................    1.9
Health Care (Medical Products & Supplies)..........    5.4%
Health Care (Specialized Services).................    1.1
Homebuilding.......................................    0.6
Insurance (Life/Health)............................    1.6
Insurance (Property-Casualty)......................    3.1
Investment Banking/Brokerage.......................    4.0
Lodging-Hotels.....................................    1.4
Machinery (Diversified)............................    1.7
Manufacturing (Diversified)........................    1.4
Metal Fabricators..................................    0.6
Natural Gas........................................    0.3
Oil & Gas (Drilling & Equipment)...................    2.3
Oil & Gas (Exploration & Production)...............    2.0
Power Producers (Independent)......................    1.1
Publishing.........................................    1.6
Reits..............................................    0.5
Restaurants........................................    0.7
Retail (Computers & Electronics)...................    0.2
Retail (Department Stores).........................    1.2
Retail (Discounters)...............................    0.8
Retail (Specialty-Apparel).........................    2.7
Savings & Loan Companies...........................    0.4
Services (Commercial & Consumer)...................    6.7
Shipping...........................................    0.6
Specialty Printing.................................    1.9
Telecommunications (Cellular/Wireless).............    1.2
Telecommunications (Long Distance).................    0.9
                                                     -----
                                                     100.0%
                                                     =====

                       See Notes to Financial Statements                       7

Phoenix-Aberdeen Global Small Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $30,319,873)                               $   31,540,945
Receivables
  Investment securities sold                                         698,974
  Fund shares sold                                                    22,494
  Dividends and interest                                              10,264
  Tax reclaim                                                          4,082
Prepaid expenses                                                         149
                                                              --------------
    Total assets                                                  32,276,908
                                                              --------------
LIABILITIES
Custodian                                                                173
Payables
  Fund shares repurchased                                          1,305,249
  Investment securities purchased                                    588,772
  Distribution fee                                                    13,595
  Transfer agent fee                                                  13,154
  Investment advisory fee                                             12,282
  Trustees' fee                                                        6,287
  Financial agent fee                                                  4,921
  Administration fee                                                   3,928
Accrued expenses                                                      50,370
                                                              --------------
    Total liabilities                                              1,998,731
                                                              --------------
NET ASSETS                                                    $   30,278,177
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   28,514,086
Undistributed net investment loss                                   (245,271)
Accumulated net realized gain                                        788,411
Net unrealized appreciation                                        1,220,951
                                                              --------------
NET ASSETS                                                    $   30,278,177
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $19,014,920)                 1,710,786
Net asset value per share                                             $11.11
Offering price per share $11.11/(1-5.75%)                             $11.79
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $11,263,257)                 1,052,919
Net asset value and offering price per share                          $10.70

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $  114,671
Interest                                                          74,631
Foreign taxes withheld                                            (6,209)
                                                              ----------
    Total investment income                                      183,093
                                                              ----------
EXPENSES
Investment advisory fee                                          138,051
Distribution fee, Class A                                         26,638
Distribution fee, Class B                                         55,859
Financial agent fee                                               31,026
Administration fee                                                24,365
Transfer agent                                                    35,397
Custodian                                                         29,759
Registration                                                      25,897
Professional                                                      24,515
Printing                                                          24,237
Trustees                                                          12,406
Miscellaneous                                                      9,124
                                                              ----------
    Total expenses                                               437,274
    Less expenses borne by investment adviser                    (54,631)
                                                              ----------
    Net expenses                                                 382,643
                                                              ----------
NET INVESTMENT LOSS                                             (199,550)
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                1,664,209
Net realized gain on foreign currency transactions                10,517
Net change in unrealized appreciation (depreciation) on
  investments                                                 (1,151,827)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 137
                                                              ----------
NET GAIN ON INVESTMENTS                                          523,036
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  323,486
                                                              ==========

8                      See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Month
                                             Ended
                                            1/31/01    Year Ended
                                          (Unaudited)    7/31/00
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $  (199,550) $  (340,224)
  Net realized gain (loss)                  1,674,726    6,737,241
  Net change in unrealized appreciation
    (depreciation)                         (1,151,690)   2,120,640
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 323,486    8,517,657
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A              (4,089,649)          --
  Net realized gains, Class B              (2,186,740)          --
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (6,276,389)          --
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,055,418 and 850,427 shares,
    respectively)                          23,695,688   10,482,399
  Net asset value of shares issued from
    reinvestment of distributions
    (369,811 and 0 shares, respectively)    3,905,207           --
  Cost of shares repurchased (2,264,763
    and 768,886 shares, respectively)     (25,949,385)  (9,348,086)
                                          -----------  -----------
Total                                       1,651,510    1,134,313
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (108,734
    and 135,542 shares, respectively)       1,282,826    1,611,066
  Net asset value of shares issued from
    reinvestment of distributions
    (176,911 and 0 shares, respectively)    1,799,187           --
  Cost of shares repurchased (68,670 and
    187,694 shares, respectively)            (861,333)  (2,203,141)
                                          -----------  -----------
Total                                       2,220,680     (592,075)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      3,872,190      542,238
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    (2,080,713)   9,059,895
NET ASSETS
  Beginning of period                      32,358,890   23,298,995
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT LOSS AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($245,271) AND
    ($62,620), RESPECTIVELY]              $30,278,177  $32,358,890
                                          ===========  ===========

                       See Notes to Financial Statements                       9

Phoenix-Aberdeen Global Small Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                             -----------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                  YEAR ENDED JULY 31,
                                                               1/31/01         -----------------------------------
                                                             (UNAUDITED)          2000          1999          1998
Net asset value, beginning of period                           $ 13.69         $  9.96       $ 10.11       $ 11.08
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                                (0.06)          (0.12)        (0.04)        (0.07)
  Net realized and unrealized gain (loss)                         0.09            3.85          0.52          0.14
                                                               -------         -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                            0.03            3.73          0.48          0.07
                                                               -------         -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                              (2.61)             --         (0.27)        (0.89)
  In excess of net realized gains                                   --              --         (0.36)           --
  In excess of net investment income                                --              --            --         (0.15)
                                                               -------         -------       -------       -------
      TOTAL DISTRIBUTIONS                                        (2.61)             --         (0.63)        (1.04)
                                                               -------         -------       -------       -------
Change in net asset value                                        (2.58)           3.73         (0.15)        (0.97)
                                                               -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD                                 $ 11.11         $ 13.69       $  9.96       $ 10.11
                                                               =======         =======       =======       =======
Total return(1)                                                   1.21%(3)      37.45%         5.99%         1.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $19,015         $21,221       $14,626       $17,781

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                           2.10%(2)       2.10%         2.10%         2.10%
  Net investment income (loss)                                   (0.97)%(2)     (0.84)%       (0.50)%       (0.65)%
Portfolio turnover                                                  65%(3)        112%           81%          212%

                                                                CLASS A
                                                             --------------

                                                             FROM INCEPTION
                                                               9/4/96 TO
                                                                7/31/97
Net asset value, beginning of period                            $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                                 (0.03)
  Net realized and unrealized gain (loss)                          1.11
                                                                -------
      TOTAL FROM INVESTMENT OPERATIONS                             1.08
                                                                -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                                  --
  In excess of net realized gains                                    --
  In excess of net investment income                                 --
                                                                -------
      TOTAL DISTRIBUTIONS                                            --
                                                                -------
Change in net asset value                                          1.08
                                                                -------
NET ASSET VALUE, END OF PERIOD                                  $ 11.08
                                                                =======
Total return(1)                                                   10.80%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $23,874
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                            2.10%(2)
  Net investment income (loss)                                    (0.32)%(2)
Portfolio turnover                                                  162%(3)

                                                                                   CLASS B
                                                             ----------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                 YEAR ENDED JULY 31,
                                                               1/31/01         ----------------------------------
                                                             (UNAUDITED)          2000         1999          1998
Net asset value, beginning of period                           $ 13.32         $  9.77       $10.00       $ 11.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                                (0.11)          (0.22)       (0.11)        (0.14)
  Net realized and unrealized gain (loss)                         0.10            3.77         0.51          0.14
                                                               -------         -------       ------       -------
      TOTAL FROM INVESTMENT OPERATIONS                           (0.01)           3.55         0.40            --
                                                               -------         -------       ------       -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                              (2.61)             --        (0.27)        (0.89)
  In excess of net realized gains                                   --              --        (0.36)           --
  In excess of net investment income                                --              --           --         (0.11)
                                                               -------         -------       ------       -------
      TOTAL DISTRIBUTIONS                                        (2.61)             --        (0.63)        (1.00)
                                                               -------         -------       ------       -------
Change in net asset value                                        (2.62)           3.55        (0.23)        (1.00)
                                                               -------         -------       ------       -------
NET ASSET VALUE, END OF PERIOD                                 $ 10.70         $ 13.32       $ 9.77       $ 10.00
                                                               =======         =======       ======       =======
Total return(1)                                                   0.95%(3)      36.34%        5.22%         1.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $11,263         $11,138       $8,673       $12,123

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                           2.85%(2)       2.85%        2.85%         2.85%
  Net investment income (loss)                                   (1.73)%(2)     (1.60)%      (1.26)%       (1.40)%
Portfolio turnover                                                  65%(3)        112%          81%          212%

                                                                CLASS B
                                                             --------------

                                                             FROM INCEPTION
                                                               9/4/96 TO
                                                                7/31/97
Net asset value, beginning of period                            $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                                 (0.10)
  Net realized and unrealized gain (loss)                          1.10
                                                                -------
      TOTAL FROM INVESTMENT OPERATIONS                             1.00
                                                                -------
LESS DISTRIBUTIONS
  Dividends from net realized gains                                  --
  In excess of net realized gains                                    --
  In excess of net investment income                                 --
                                                                -------
      TOTAL DISTRIBUTIONS                                            --
                                                                -------
Change in net asset value                                          1.00
                                                                -------
NET ASSET VALUE, END OF PERIOD                                  $ 11.00
                                                                =======
Total return(1)                                                   10.00%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $17,658
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                            2.85%(2)
  Net investment income (loss)                                    (1.07)%(2)
Portfolio turnover                                                  162%(3)

         (1) Maximum sales charges are not reflected in the total return calculation.
         (2)            Annualized.
         (3)            Not annualized.
         (4)            Computed using average shares outstanding.
         (5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.43%, 2.32%, 2.36%, 2.37% and 2.61% for the periods ended January 31, 2001 and July 31, 2000, 1999, 1998 and 1997, respectively.
         (6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.19%, 3.07%, 3.11%, 3.12% and 3.36% for the periods ended January 31, 2001 and July 31, 2000, 1999, 1998 and 1997, respectively.

10                     See Notes to Financial Statements

PHOENIX-ABERDEEN NEW ASIA FUND

                        INVESTMENTS AT JANUARY 31, 2001
                                  (UNAUDITED)

                                                SHARES       VALUE
                                              ----------  -----------
FOREIGN COMMON STOCKS--97.0%

AUSTRALIA--12.6%
Australian Gas Light Co., Ltd. (Natural
Gas)....................................          28,000  $   173,594
BRL Hardy Ltd. (Beverages
(Alcoholic))............................          70,000      319,819

Leighton Holdings Ltd. (Engineering &
Construction)...........................          50,000      191,650

Pacifica Group Ltd. (Auto Parts &
Equipment)..............................          85,000      144,698

QBE Insurance Group Ltd. (Insurance
(Property-Casualty))....................          50,000      287,914
Rio Tinto Ltd. (Metals Mining)..........          13,500      218,028
                                                          -----------
                                                            1,335,703
                                                          -----------

HONG KONG--15.6%
Asia Satellite Telecom Holdings Ltd.
(Telephone).............................          60,000      155,018

Cheung Kong (Holdings) Ltd. (Financial
(Diversified))..........................          21,000      278,685
City e-Solutions Ltd.
(Lodging-Hotels)........................         179,500        6,674
Dah Sing Financial Group (Banks (Major
Regional))..............................          48,000      259,722

Giordano International Ltd. (Retail
(Specialty-Apparel))....................         750,000      427,933

MTR Corp. Ltd. (Railroads)..............          65,000      120,847

Swire Pacific Ltd. Class B
(Manufacturing (Diversified))...........         449,000      405,873
                                                          -----------
                                                            1,654,752
                                                          -----------

INDIA--8.4%
BSES Ltd. GDR (Electric Companies)......           5,200       71,500

Gas Authority of India Ltd. GDR (Oil &
Gas (Refining & Marketing)).............          25,000      159,375

ICICI Ltd. ADR (Financial
(Diversified))..........................          18,000      217,440
Mahanagar Telephone Nigam Ltd. GDR
(Telephone).............................          21,000      186,375

                                                SHARES       VALUE
                                              ----------  -----------
INDIA--CONTINUED

Videsh Sanchar Nigam Ltd. ADR
(Telecommunications (Long Distance))....          17,000  $   250,750
                                                          -----------
                                                              885,440
                                                          -----------

INDONESIA--4.6%
PT Gudang Garam Tbk (Tobacco)...........         110,000      162,963

PT Indonesian Satellite Corp. Tbk
(Telecommunications (Long Distance))....         100,000       96,296

PT Unilever Indonesia Tbk (Household
Products (Non-Durable)).................         157,500      228,333
                                                          -----------
                                                              487,592
                                                          -----------

MALAYSIA--8.4%
Carlsberg Brewery Malaysia Berhad
(Beverages (Alcoholic)).................          75,000      217,105

Malaysian Oxygen Berhad (Chemicals
(Specialty))............................          95,000      257,499
Public Bank Berhad (Banks (Major
Regional))..............................         250,000      256,578
Sime UEP Properties Berhad
(Homebuilding)..........................         150,000      164,210
                                                          -----------
                                                              895,392
                                                          -----------

PHILIPPINES--3.4%
Ayala Land, Inc. (Financial
(Diversified))..........................       1,020,000      141,768

Bank of The Philippine Islands (Banks
(Major Regional)).......................          75,000      109,606

La Tondena Distillers, Inc. (Beverages
(Alcoholic))............................         150,000      110,373
                                                          -----------
                                                              361,747
                                                          -----------

SINGAPORE--18.1%
City Developments Ltd. (Financial
(Diversified))..........................          50,000      222,230

Oversea-Chinese Banking Corp. Ltd.
(Banks (Major Regional))................          38,000      278,949

Robinson & Co., Ltd. (Retail (Department
Stores))................................          76,000      185,675
Singapore Airlines Ltd. (Airlines)......          38,000      339,969

                       See Notes to Financial Statements                      11

Phoenix-Aberdeen New Asia Fund

                                                SHARES       VALUE
                                              ----------  -----------
SINGAPORE--CONTINUED
Singapore Press Holdings Ltd.
(Publishing (Newspapers))...............          20,000  $   263,808

SMRT Corp. Ltd. (Railroads).............         500,000      199,290
United Overseas Bank Ltd. (Banks (Major
Regional))..............................          54,920      434,651
                                                          -----------
                                                            1,924,572
                                                          -----------
SOUTH KOREA--9.1%
H&CB (Banks (Major Regional))...........           9,000      209,785

Korea Telecom Corp. (Telecommunications
(Long Distance))........................           5,000      299,920

Pohang Iron & Steel Co., Ltd. (Iron &
Steel)..................................           5,000      388,412
Seoul City Gas Co., Ltd. (Natural
Gas)....................................           5,500       64,976
                                                          -----------
                                                              963,093
                                                          -----------

SRI LANKA--1.3%
John Keells Holdings Ltd. (Beverages
(Alcoholic))............................         225,000       86,732

National Development Bank Ltd. (Banks
(Major Regional)).......................         100,000       46,089
                                                          -----------
                                                              132,821
                                                          -----------
TAIWAN--6.3%
Bank Sinopac (Banks (Major
Regional))(b)...........................         550,000      302,394
President Chain Store Corp. (Retail
(Food Chains))..........................          90,080      249,024

Taiwan Secom (Services (Commercial &
Consumer))..............................         117,000      115,645
                                                          -----------
                                                              667,063
                                                          -----------
THAILAND--5.1%
Hana Microelectronics Public Co., Ltd.
(Electrical Equipment)..................          85,000      194,023

                                                SHARES       VALUE
                                              ----------  -----------
THAILAND--CONTINUED

Phatra Insurance Public Co., Ltd.
(Insurance (Property-Casualty)).........          73,700  $   121,402

PTT Exploration and Production Public
Co. Ltd. (Oil & Gas (Exploration &
Production))............................          55,000      146,252

Siam Makro Public Co. (Retail (Food
Chains))................................          60,000       77,656
                                                          -----------
                                                              539,333
                                                          -----------

UNITED KINGDOM--4.1%
HSBC Holdings PLC (Financial
(Diversified))..........................          20,800      324,037

Rowe Evans Investments Group PLC
(Agricultural Products).................         120,000      113,088
                                                          -----------
                                                              437,125
                                                          -----------
---------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,152,373)                              10,284,633
---------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--2.8%

SOUTH KOREA--2.8%
Samsung Electronics (Household
Furnishings & Appliances)...............           4,000      302,307
---------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $343,347)                                    302,307
---------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $11,495,720)                              10,586,940(a)
Other assets and liabilities, net--0.2%                        19,751
                                                          -----------
NET ASSETS--100.0%                                        $10,606,691
                                                          ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $987,662 and gross depreciation of $2,062,423 for federal income tax purposes. At January 31, 2001, the aggregate cost of securities for federal income tax purposes was $11,661,701.
(b)  Non-income producing.

12                     See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Agricultural Products...................     1.1%
Airlines................................     3.2
Auto Parts & Equipment..................     1.4
Banks (Major Regional)..................    17.9
Beverages (Alcoholic)...................     6.9
Chemicals (Specialty)...................     2.4
Electric Companies......................     0.7
Electrical Equipment....................     1.8
Engineering & Construction..............     1.8
Financial (Diversified).................    11.2
Homebuilding............................     1.5
Household Furnishings & Appliances......     2.9
Household Products (Non-Durable)........     2.2
Insurance (Property-Casualty)...........     3.9
Iron & Steel............................     3.7
Lodging-Hotels..........................     0.1
Manufacturing (Diversified).............     3.8
Metals Mining...........................     2.1
Natural Gas.............................     2.3
Oil & Gas (Exploration & Production)....     1.4
Oil & Gas (Refining & Marketing)........     1.5
Publishing (Newspapers).................     2.5
Railroads...............................     3.0
Retail (Department Stores)..............     1.7
Retail (Food Chains)....................     3.1
Retail (Specialty-Apparel)..............     4.0
Services (Commercial & Consumer)........     1.1
Telecommunications (Long Distance)......     6.1
Telephone...............................     3.2
Tobacco.................................     1.5
                                          ------
                                           100.0%
                                          ======

                       See Notes to Financial Statements                      13

Phoenix-Aberdeen New Asia Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $11,495,720)                               $10,586,940
Foreign currency at value
  (Identified cost $15,210)                                        15,444
Receivables
  Fund shares sold                                                110,691
  Investment securities sold                                      122,932
  Receivable from adviser                                          10,369
  Dividends and interest                                              469
Prepaid expenses                                                       43
                                                              -----------
    Total assets                                               10,846,888
                                                              -----------
LIABILITIES
Payables
  Custodian                                                        82,033
  Fund shares repurchased                                          86,122
  Transfer agent fee                                               10,968
  Trustees' fee                                                     6,287
  Distribution fee                                                  3,960
  Financial agent fee                                               3,731
  Administration fee                                                1,277
Accrued expenses                                                   45,819
                                                              -----------
    Total liabilities                                             240,197
                                                              -----------
NET ASSETS                                                    $10,606,691
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $14,499,290
Undistributed net investment income                               324,350
Accumulated net realized loss                                  (3,308,421)
Net unrealized depreciation                                      (908,528)
                                                              -----------
NET ASSETS                                                    $10,606,691
                                                              ===========
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,632,177)                 941,881
Net asset value per share                                           $8.10
Offering price per share $8.10/(1-5.75%)                            $8.59
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,974,514)                 372,540
Net asset value and offering price per share                        $7.98

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   117,854
Interest                                                            8,665
Foreign taxes withheld                                             (2,004)
                                                              -----------
    Total investment income                                       124,515
                                                              -----------
EXPENSES
Investment advisory fee                                            47,369
Distribution fee, Class A                                          10,162
Distribution fee, Class B                                          15,081
Financial agent fee                                                22,687
Administration fee                                                  8,359
Custodian                                                          33,373
Transfer agent                                                     27,835
Registration                                                       22,436
Professional                                                       19,094
Printing                                                           16,180
Trustees                                                           12,406
Miscellaneous                                                       6,149
                                                              -----------
    Total expenses                                                241,131
    Less expenses borne by investment adviser                    (112,803)
                                                              -----------
    Net expenses                                                  128,328
                                                              -----------
NET INVESTMENT LOSS                                                (3,813)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                (1,538,586)
Net realized loss on foreign currency transactions                (12,835)
Net change in unrealized appreciation (depreciation) on
  investments                                                   1,091,750
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                  571
                                                              -----------
NET LOSS ON INVESTMENTS                                          (459,100)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $  (462,913)
                                                              ===========

14                     See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            1/31/01    Year Ended
                                          (Unaudited)    7/31/00
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $    (3,813) $   192,713
  Net realized gain (loss)                 (1,551,421)   2,034,323
  Net change in unrealized appreciation
    (depreciation)                          1,092,321   (1,559,220)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (462,913)     667,816
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (162,839)          --
  Net investment income, Class B              (34,948)          --
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (197,787)          --
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares
     (1,630,099 and 1,928,260 shares,
     respectively)                         12,664,946   16,315,574
    Net asset value of shares issued
     from reinvestment of distributions
      (20,794 and 0 shares,
     respectively)                            158,447           --
    Cost of shares repurchased
     (1,832,427 and 1,907,249 shares,
     respectively)                        (14,340,196) (16,283,370)
                                          -----------  -----------
Total                                      (1,516,803)      32,204
                                          -----------  -----------
CLASS B
    Proceeds from sales of shares
     (20,681 and 70,377 shares,
     respectively)                            160,359      608,044
    Net asset value of shares issued
     from reinvestment of distributions
      (3,315 and 0 shares, respectively)       25,060           --
    Cost of shares repurchased (45,811
     and 104,294 shares, respectively)       (356,442)    (901,309)
                                          -----------  -----------
Total                                        (171,023)    (293,265)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (1,687,826)    (261,061)
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    (2,348,526)     406,755
NET ASSETS
    Beginning of period                    12,955,217   12,548,462
                                          -----------  -----------
    END OF PERIOD [INCLUDING
     UNDISTRIBUTED NET INVESTMENT INCOME
     (LOSS) OF $324,350 AND $525,950,
     RESPECTIVELY]                        $10,606,691  $12,955,217
                                          ===========  ===========

                       See Notes to Financial Statements                      15

Phoenix-Aberdeen New Asia Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                        -------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED             YEAR ENDED JULY 31,             FROM INCEPTION
                                                          1/31/01       -----------------------------          9/4/96 TO
                                                        (UNAUDITED)       2000       1999        1998           7/31/97
Net asset value, beginning of period                      $ 8.58        $ 8.23     $ 5.45     $ 10.44           $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                           0.01          0.15       0.07        0.06              0.09
  Net realized and unrealized gain (loss)                  (0.33)         0.20       2.78       (4.75)             0.41
                                                          ------        ------     ------     -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                     (0.32)         0.35       2.85       (4.69)             0.50
                                                          ------        ------     ------     -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                     (0.16)           --      (0.01)      (0.10)            (0.06)
  In excess of net investment income                          --            --      (0.06)      (0.20)               --
                                                          ------        ------     ------     -------           -------
      TOTAL DISTRIBUTIONS                                  (0.16)           --      (0.07)      (0.30)            (0.06)
                                                          ------        ------     ------     -------           -------
Change in net asset value                                  (0.48)         0.35       2.78       (4.99)             0.44
                                                          ------        ------     ------     -------           -------
NET ASSET VALUE, END OF PERIOD                            $ 8.10        $ 8.58     $ 8.23     $  5.45           $ 10.44
                                                          ======        ======     ======     =======           =======
Total return(1)                                            (3.60)%(3)     4.25%     52.94%    (45.29)%             4.98%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $7,632        $9,638     $9,068      $6,352           $13,355

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                     2.10%(2)      2.10%      2.10%      2.10%              2.10%(2)
  Net investment income                                     0.14%(2)      1.63%      1.03%      0.89%              0.95%(2)
Portfolio turnover                                            38%(3)        67%        38%        44%                 9%(3)

                                                                                      CLASS B
                                                        -------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED             YEAR ENDED JULY 31,             FROM INCEPTION
                                                          1/31/01       -----------------------------          9/4/96 TO
                                                        (UNAUDITED)       2000       1999        1998           7/31/97
Net asset value, beginning of period                      $ 8.41        $ 8.13     $ 5.40     $ 10.39            $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(4)                          (0.02)         0.08       0.02        0.01              0.01
  Net realized and unrealized gain (loss)                  (0.32)         0.20       2.75       (4.73)             0.43
                                                          ------        ------     ------     -------            ------
      TOTAL FROM INVESTMENT OPERATIONS                     (0.34)         0.28       2.77       (4.72)             0.44
                                                          ------        ------     ------     -------            ------
LESS DISTRIBUTIONS
  Dividends from net investment income                     (0.09)           --         --       (0.09)            (0.05)
  In excess of net investment income                          --            --      (0.04)      (0.18)               --
                                                          ------        ------     ------     -------            ------
      TOTAL DISTRIBUTIONS                                  (0.09)           --      (0.04)      (0.27)            (0.05)
                                                          ------        ------     ------     -------            ------
Change in net asset value                                  (0.43)         0.28       2.73       (4.99)             0.39
                                                          ------        ------     ------     -------            ------
NET ASSET VALUE, END OF PERIOD                            $ 7.98        $ 8.41     $ 8.13     $  5.40            $10.39
                                                          ======        ======     ======     =======            ======
Total return(1)                                            (3.93)%(3)     3.44%     51.68%    (45.83)%             4.37%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $2,975        $3,317     $3,481      $2,756            $6,416

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(6)                                     2.85%(2)      2.85%      2.85%      2.85%              2.85%(2)
  Net investment income                                    (0.63)%(2)     0.83%      0.30%      0.18%              0.06%(2)
Portfolio turnover                                            38%(3)        67%        38%        44%                 9%(3)

(1)  Maximum sales charges are not reflected in the total calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.12%, 3.41%, 3.20%, 3.52% and 3.76% for the periods ended January 31, 2001 and July 31, 2000, 1999, 1998 and 1997, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.88%, 4.15%, 3.95%, 4.27% and 4.51% for the periods ended January 31, 2001 and July 31, 2000, 1999, 1998 and 1997, respectively.

16                     See Notes to Financial Statements

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Effective November 16, 2000, the Phoenix-Aberdeen Series Fund (the "Trust") is organized as a Delaware business trust (prior to that date, the Trust was organized as a Massachusetts business trust) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Funds. Each Fund has distinct investment objectives.

  The Global Small Cap Fund seeks as its investment objective long-term capital appreciation through investing in a globally diversified portfolio of equity securities of small and medium sized companies. The New Asia Fund seeks as its investment objective long-term capital appreciation through investing in equity securities of issuers located in at least three different countries throughout Asia other than Japan.

  Each Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, Passive Foreign Investment Companies, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2001 (UNAUDITED) (CONTINUED)

liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At January 31, 2001, the Funds had no forward currency contracts.

G. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

H. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At January 31, 2001, the Funds had no repurchase agreements.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix-Aberdeen International Advisors, LLC ("PAIA" or the "Adviser") serves as the investment adviser to the Trust. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Asset Management PLC (previously known as Aberdeen Trust
PLC) of which PHL owns approximately 20%.

  PAIA is entitled to a fee at an annual rate of 0.85% of the average daily net assets of each Fund. Pursuant to sub-advisory agreements, the Adviser delegates certain investment decisions and functions to other entities. Phoenix Investment Counsel, Inc. ("PIC"), an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average aggregate daily net assets of each Fund from PAIA for providing cash management and other services, as needed. In addition, PAIA allocates certain assets of the Global Small Cap Fund for management by PIC. PAIA pays a sub-advisory fee to PIC at an annual rate of 0.40% of the average daily net assets of the Global Small Cap Fund so allocated. PAIA also pays a sub-advisory fee to Aberdeen at an annual rate of 0.40% of the average net assets of the Global Small Cap Fund and 0.40% of the average net assets of the New Asia Fund allocated to Aberdeen by the Adviser for management.

  The Adviser has agreed to reimburse the Global Small Cap Fund and the New Asia Fund to the extent that other operating expenses (excluding advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.00% of the average daily net assets for Class A and Class B shares for each Fund.

  Phoenix Equity Planning Corporation ("PEPCO" or the "Distributor"), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained net selling commissions of $5,596 for Class A shares and deferred sales charges of $11,578 for Class B shares for the six months ended January 31, 2001. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended January 31, 2001, $73,497 was retained by the Distributor, $28,870 was paid out to unaffiliated participants and $5,373 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent to the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. For the six months ended January 31, 2001, financial agent fees were $53,713 of which PEPCO received $36,000. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimums and waivers may apply. As Administrator for the Trust, Phoenix Investment Partners Ltd., a wholly-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average daily net assets of each Fund for administrative services.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended January 31, 2001, transfer agent fees were $63,232 of which PEPCO retained $4,835 which is net of fees paid to State Street.

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2001 (UNAUDITED) (CONTINUED)

  At January 31, 2001, PHL and its affiliates held Trust shares which aggregated the following:

                                                    Aggregate
                                                    Net Asset
                                           Shares     Value
                                          --------  ----------
Global Small Cap Fund, Class A..........  506,668   $5,629,081
New Asia Fund, Class A..................  136,905    1,108,931

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended January 31, 2001 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:

                                           Purchases      Sales
                                          -----------  -----------
Global Small Cap Fund...................  $19,461,261  $22,293,884
New Asia Fund...........................    4,109,707    5,376,120

  There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended January 31, 2001.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  At July 31, 2000, the New Asia Fund had a capital loss carryover of $1,644,109, expiring in 2007. This may be used to offset future capital gains.

  For the year ended July 31, 2000 the Global Small Cap Fund and the New Asia Fund were able to utilize losses deferred in the prior year against current year capital gains in the amount of $731,216 and $1,633,919, respectively.

  Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended July 31, 2000, the Global Small Cap Fund and the New Asia Fund had foreign currency losses deferred in the amounts of $6,008 and $21,836, respectively.

  For the year ended July 31, 2000, prior year losses deferred were utilized as follows: Global Small Cap Fund $253,741 of capital and $1,226 of currency and New Asia Fund $134,909 of capital.

  This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETINGS (UNAUDITED)

A special meeting of Shareholders of Phoenix Aberdeen Series Fund was held on November 16, 2000 to approve the following matters:

      1. Approve an Agreement and Plan of Reorganization which provides for the reorganization of the
         Trust into a Delaware business trust.

      2. Amend the fundamental investment restriction for each of the Funds regarding diversification.

      3. Amend the fundamental investment restriction for each of the Funds regarding concentration.

      4. Amend the fundamental investment restriction for each of the Funds regarding borrowing.

      5. Amend the fundamental investment restriction for each of the Funds regarding the issuance of senior securities.

      6. Amend the fundamental investment restriction for each of the Funds regarding underwriting.

      7. Amend the fundamental investment restriction for each of the Funds regarding investing in real estate.

      8. Amend the fundamental investment restriction for each of the Funds regarding investing in commodities.

      9. Amend the fundamental investment restriction for each of the Funds regarding lending.

    10. Amend the fundamental investment restriction for each of the Funds regarding joint trading.

    11. Amend the fundamental investment restriction for each of the Funds regarding pledging of assets.

    12. Eliminate the fundamental investment restriction for each of the Funds regarding short sales.

    13. Eliminate the fundamental investment restriction for each of the Funds regarding the purchase of securities on margin.

    14. Eliminate the fundamental investment restriction for each of the Funds regarding officer or trustee ownership of securities.

    15. Eliminate the fundamental investment restriction for each of the Funds regarding the purchase of securities of other investment companies.

    16. Eliminate the fundamental investment restriction for each of the Funds regarding the purchase of securities of companies for the purpose of exercising management or control.

    17. Eliminate the fundamental investment restriction for each of the Funds regarding investing in oil, gas or other mineral leases.

    18. Eliminate the fundamental investment restriction for each of the Funds regarding investing in and writing puts, calls and straddles.

    19. Eliminate the fundamental investment restriction for each of the Funds regarding the purchase of illiquid securities.

    20. Eliminate the fundamental investment restriction for each of the Funds regarding securities lending.

On the record date of November 16, 2000, there were 3,819,637 shares outstanding and 57.32% of the shares outstanding and entitled to vote that were present by proxy.

NUMBER OF VOTES

                                                     FOR      AGAINST    ABSTAIN
                                                  ---------  ---------  ---------
    1.  Approve an Agreement and Plan of
          Reorganization which provides for the
          reorganization of the Fund into a
          Delaware business trust.                2,020,230    44,540    124,773
    2.  Amend the fundamental investment
          restriction of each of the Funds
          regarding diversification.              1,994,788    62,262    132,493
    3.  Amend the fundamental investment
          restriction of each of the Funds
          regarding concentration.                1,995,779    60,941    132,823
    4.  Amend the fundamental investment
          restriction of each of the Funds
          regarding borrowing.                    1,990,762    66,477    132,204
    5.  Amend the fundamental investment
          restriction of each of the Funds
          regarding the issuance of senior
          securities.                             1,996,037    60,125    133,381
    6.  Amend the fundamental investment
          restriction of each of the Funds
          regarding underwriting.                 1,996,395    59,478    133,670
    7.  Amend the fundamental investment
          restriction of each of the Funds
          regarding investing in real estate.     1,990,561    66,198    132,784
    8.  Amend the fundamental investment
          restriction of each of the Funds
          regarding investing in commodities.     1,992,558    64,158    132,827
    9.  Amend the fundamental investment
          restriction of each of the Funds
          regarding lending.                      1,988,664    68,386    132,493
   10.  Amend the fundamental investment
          restriction of each of the Funds
          regarding joint trading.                1,994,489    61,308    133,746
   11.  Amend the fundamental investment
          restriction of each of the Funds
          regarding pledging of assets.           1,992,278    64,404    132,861
   12.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding short sales.                  1,994,400    61,994    133,149
   13.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding the purchase of securities
          on margin.                              1,990,516    66,166    132,861
   14.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding officer or trustee ownership
          of securities.                          1,993,344    62,720    133,479
   15.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding the purchase of securities
          of other investment companies.          1,999,490    56,904    133,149
   16.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding the purchase of securities
          of companies for the purpose of
          exercising management or control.       1,986,947    60,148    142,448
   17.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding investing in oil, gas or
          other mineral leases.                   1,994,921    61,152    133,470
   18.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding investing in and writing
          puts, calls and straddles.              1,988,765    64,504    136,274
   19.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding the purchase of illiquid
          securities.                             1,988,031    65,155    136,357
   20.  Eliminate the fundamental investment
          restriction of each of the Funds
          regarding securities lending.           1,986,229    66,669    136,645

PHOENIX-ABERDEEN SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis F. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Chong Yoon Chou, Senior Vice President
Christopher D. Fishwick, Senior Vice President
Vivek Gandhi, Senior Vice President
Peter Hames, Senior Vice President
Gawaine Lewis, Senior Vice President
Hugh Young, Senior Vice President
Shahreza Yusof, Senior Vice President
Christian C. Bertelsen, Vice President
Robert S. Driessen, Vice President
William R. Moyer, Vice President
Julie L. Sapia, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

INVESTMENT ADVISER
Phoenix-Aberdeen International Advisors, LLC
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926
www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION                           PRSRT STD
PO Box 150480                                               U.S. Postage
Hartford CT 06113-0480                                          PAID
                                                               Andrew
[LOGO] PHOENIX                                               Associates
       INVESTMENT PARTNERS

       COMMITTED TO INVESTOR SUCCESS-SM-


For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.











PXP 189 (3/01)